CONSOLIDATED STATEMENTS OF CASH FLOWS - SUPPLEMENTAL (Parenthetical) - USD ($) $ in Thousands	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
RECONCILIATION OF CASH AND CASH EQUIVALENTS AND RESTRICTED CASH:
Cash and cash equivalents, beginning of period	$ 559,397	$ 286,662	$ 436,507
Restricted cash, beginning of period	226	4,561	101
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF YEAR	559,623	291,223	436,608
Cash and cash equivalents, end of period	1,118,329	559,397	286,662
Restricted cash, end of period	3,927	226	4,561
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF PERIOD	$ 1,122,256	$ 559,623	$ 291,223